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                          INSTITUTIONAL CLASS SHARES OF

                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                     (SERIES PORTFOLIOS OF AIM STOCK FUNDS)

                         Supplement dated April 17, 2006
                    to the Prospectus dated October 25, 2005
               as supplemented November 14, 2005, December 8, 2005
                              and January 31, 2006

Effective April 10, 2006, AIM Small Company Growth Fund, a series portfolio of AIM Stock Funds, merged into AIM Small Cap Growth Fund, a series portfolio of AIM Growth Series.

Any references to this fund in this Prospectus are hereby deleted.

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                                AIM DYNAMICS FUND
                          AIM SMALL COMPANY GROWTH FUND
                             AIM S&P 500 INDEX FUND

                     (SERIES PORTFOLIOS OF AIM STOCK FUNDS)

                     Supplement dated April 17, 2006 to the
           Statement of Additional Information dated October 25, 2005 as supplemented October 25, 2005, January 31, 2006,
                      February 24, 2006 and March 31, 2006

Effective April 10, 2006, AIM Small Company Growth Fund, a series portfolio of AIM Stock Funds, merged into AIM Small Cap Growth Fund, a series portfolio of AIM Growth Series.

Any references to this fund in this Statement of Additional Information are hereby deleted.